Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices for Granting Certain Equity Awards
The Company has certain practices related to the timing of equity grants. All equity grants made to named executive officers are approved by the Compensation Committee. It is the Company’s current practice to make annual grants of restricted stock to members of the Board and executive officers at the December meeting of the Board, which typically occurs on the second Thursday of December each year. The Committee does not currently take material non-public information into account when determining the timing of equity grants, and the Company does not time nor does it plan to time the release of material, non-public information for the purpose of affecting the value of employee or Board compensation. During fiscal year 2025, the Company did not grant stock options to any NEO during any period beginning four business days before and ending one day after the filing of any Company periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of any Company Form 8-K that disclosed any material non-public information.

Award Timing Method	The Company has certain practices related to the timing of equity grants. All equity grants made to named executive officers are approved by the Compensation Committee. It is the Company’s current practice to make annual grants of restricted stock to members of the Board and executive officers at the December meeting of the Board, which typically occurs on the second Thursday of December each year.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Committee does not currently take material non-public information into account when determining the timing of equity grants, and the Company does not time nor does it plan to time the release of material, non-public information for the purpose of affecting the value of employee or Board compensation.
MNPI Disclosure Timed for Compensation Value	false